VIA EDGAR TRANSMISSION

July 19, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Variable Separate Account ("Registrant")
      SunAmerica Annuity and Life Assurance Company ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Investment Company Act Number 811-03859)
      (Central Index Key 0000729522)

FILE NUMBER                  PRODUCT NAME
333-157199                   Polaris Platinum III
333-137867                   Polaris Preferred Solution
333-174625                   Polaris Advantage II
333-172003                   Polaris Choice IV
333-144000                   Polaris Advantage
333-175414                   Polaris Retirement Protector
333-25473                    Polaris II
333-137892                   Polaris Choice III
333-65118                    Polaris Choice III
333-137895                   Polaris Platinum II
333-58234                    Polaris Platinum II

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

1. The form of prospectuses and Statements of Additional Information, including supplements if applicable, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

2. The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel